Summary of Significant Accounting Policies - Additional Information (Details)		12 Months Ended
	Dec. 22, 2021	Dec. 31, 2021 USD ($) Segment	Dec. 31, 2020 USD ($)	Jan. 01, 2022 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Number of operating segment | Segment		1
Number of reportable segment | Segment		1
Restricted cash		$ 0	$ 50,000
Deferred employer portion of social security tax		0	930,000
Cash		100,093,000
Working capital		$ 132,349,000
Useful life of computer equipment		5 years
Software development costs period of amortization		2 years
Impairment of capitalized software development costs		$ 0	0
Impairment of long lived assets held for use		0	0
Allocated overhead costs platform operations		1,125,000	1,201,000
Advertising costs		343,000	149,000
Allocated overhead costs sales and marketing		1,909,000	2,257,000
Allocated overhead costs technology and development		666,000	801,000
Allocated overhead costs general and administration		$ 251,000	$ 298,000
Common Stock
Summary Of Significant Accounting Policies [Line Items]
Exchange ratio	1.376
Equity Awards
Summary Of Significant Accounting Policies [Line Items]
Exchange ratio	1.563
ASU 2020-06
Summary Of Significant Accounting Policies [Line Items]
Change in accounting principle, accounting standards update, adopted		true
Change in accounting principle, accounting standards update, adoption date		Jan. 01, 2021
Change in accounting principle, accounting standards update, immaterial effect		true
ASU 2018-15
Summary Of Significant Accounting Policies [Line Items]
Change in accounting principle, accounting standards update, adopted		true
Change in accounting principle, accounting standards update, adoption date		Jan. 01, 2021
Change in accounting principle, accounting standards update, immaterial effect		true
ASU 2016-02 | Subsequent event
Summary Of Significant Accounting Policies [Line Items]
Operating lease Right-of-use asset				$ 6,500,000
Operating lease liability				$ 8,400,000